Segment and Geographic Information - Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales to external customers	$ 891,738	$ 826,426	$ 634,222
Gross profit	415,630	367,366	269,264
Number of customers representing more than 10% of revenue	0	0	0
Industry [Member]
Segment Reporting Information [Line Items]
Sales to external customers	433,424	376,533	314,574
Gross profit	220,267	185,156	147,442
Science [Member]
Segment Reporting Information [Line Items]
Sales to external customers	458,314	449,893	319,648
Gross profit	$ 195,363	$ 182,210	$ 121,822